Basis of Preparation	12 Months Ended
Mar. 31, 2026
Basis of Preparation [Abstract]
Basis of preparation

2. Basis of preparation

2.1	Basis of compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved for issuance by the Company’s Board of Directors on August 6, 2026.

2.2	Basis of measurement

The financial statements have been prepared under the historical cost convention, except for financial assets measured at fair value through profit and loss, digital assets and digital assets payables which are measured at fair value through profit or loss as described in the accounting policies below.

2.3	Functional and presentation currency

These consolidated financial statements are presented in United States dollars (US$), which is the Company’s functional currency.

The functional currency of the Hong Kong subsidiaries is Hong Kong Dollars (“HK$”); all entries from these entities are presented in the Company’s presentational currency of US$. Where the subsidiaries’ functional currency is different from the parent, the assets and liabilities presented are translated at the closing rate as of the statement of financial position date. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

2.4	Use of estimates and judgements

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included the following:

(a)	Accounting of digital assets transactions and balances

IFRSs do not specifically address accounting for digital assets. Accordingly, for the preparation of the Company’s consolidated financial statements, management needs to apply judgement in determining appropriate accounting policies based on the existing accounting framework and the facts and circumstances of the Company’s trading of digital assets business.

The Company’s digital assets portfolio mainly comprises cryptocurrencies. According to the business model of the Company’s activities and the characteristics of each of the relevant digital assets, the Company’s digital assets are accounted for as inventories measured at fair value less costs to sell on the consolidated statement of financial position while the respective digital assets obtained (under “digital assets payables”) from both non-controlling shareholders and third parties are measure at fair value through profit or loss.

Furthermore, in determining fair values, management needs to apply judgement to identify the relevant available markets, and to consider accessibility to and activity within cryptocurrency markets in order to identify the principal digital asset markets for the Company.

(b)	Impairment allowances for other receivables

The loss allowances for other receivables are based on assumptions about the risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period.

(c)	Determination of share-based payments

The estimation of share-based payments (including warrants and stock options) requires the selection of an appropriate valuation model and consideration as to the inputs necessary for the valuation model chosen. The model used by the Company is the Black-Scholes valuation model at the date of the grant. The Company makes estimates as to the risk-free interest rate, volatility, the expected life of the warrants and weighted average fair value per warrant, as applicable. The expected volatility is based on the average volatility of share prices of the Company over the period of the expected life of the applicable warrants and stock options. The expected life is based on historical data. These estimates may not necessarily be indicative of future actual patterns. Refer to note 10 for more details on the valuation model and relevant significant inputs.